OFFICE AND MISCELLANEOUS (Tables)	12 Months Ended
Dec. 31, 2024
Office And Miscellaneous
SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES

	For the years ended December 31,
	2024	2023	2022
Advertising, Marketing, and Investor Relations	$710,821	$4,243,432	$4,431,818
Compliance fees	286,472	193,250	152,826
Contract Work	-	772,003	441,798
Other	856,285	1,095,194	371,519
	$1,853,578	$6,303,879	$5,397,961